Shareholders’ Equity (Tables)	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Schedule of fair value of options granted using the Black-Scholes option pricing model
As of December 31,
	2021	2020

Exercise price	$0.41-$1.81	$0.31-$0.54
Expected volatility	93%-99%	76%-97%
Risk-free interest	0.26%-0.7%	0.08%-0.31%
Expected life of up to (years)	3.88-4.43	1.66-4.24

Schedule of option activity
	As of December 31,
	2021			2020
	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)
Outstanding at beginning of period (c)	24,076,750	$0.47	1.61	12,848,788	$0.63
Granted (d)	3,355,000	$0.91		13,578,000	$0.32
Exercised	(2,707,286)	$0.49		(769,205)	$0.30
Forfeited	(1,863,751)	$1.63		(1,580,833)	$1.32
Outstanding at the end of period	22,860,713	$0.5	4.84	24,076,750	$0.47	1.61
Exercisable at the end of period	14,749,296		4.29	12,642,667		0.87

(c)	Options granted during 2019 and 2020

(d)	Options granted during 2021

Schedule of share-based compensation expense
	Year ended December 31,
	2021	2020	2019
	USD in thousands

Cost of revenues	5	--	--
Research and development	1,161	469	568
Marketing and sales	169	62	214
General and administrative	1,129	631	856
	2,464	1,162	1,638
Less: Share-based compensation expense attributable to non-controlling interests	154	74	--
Share-based compensation expense attributable to Foresight Autonomous Holdings Ltd.	2,310	1,088	1,638